Document And Entity Information	12 Months Ended
Dec. 31, 2025
Document Information Line Items
Entity Central Index Key	0000773840
Document Type	11-K
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Entity Registrant Name	Honeywell International Inc.
Amendment Flag	false
Document Fiscal Period Focus	FY
Honeywell Puerto Rico Savings Plan [Member]
Document Information Line Items
Entity Central Index Key	0000773840
Document Type	11-K
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Entity Registrant Name	Honeywell International Inc.
Amendment Flag	false
Document Fiscal Period Focus	FY